Foreign currency assets and liabilities	12 Months Ended
Jun. 30, 2020
Foreign Currency Assets And Liabilities [Abstract]
Foreign currency assets and liabilities
34.	Foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Item (3) / Currency	Amount of foreign currency (2)	Prevailing exchange rate (1)	Total as of 06.30.20	Total as of 06.30.19
Assets
Trade and other receivables
US Dollar	66	70.26	4,617	4,584
Euros	11	78.87	880	196
Trade and other receivables related parties
US Dollar	4	70.26	299	217
Total Trade and other receivables			5,796	4,997
Investment in financial assets
US Dollar	55	70.26	3,870	5,428
Pounds	1	86.90	78	69
Total Investment in financial assets			3,948	5,497
Derivative financial instruments
US Dollar	1	70.26	82	61
Total Derivative financial instruments			82	61
Cash and cash equivalents
US Dollar	221	70.26	15,542	17,064
Euros	20	78.87	1,549	103
Chilean Pesos	-	-	-	1
Total Cash and cash equivalents			17,091	17,168
Total Assets			26,917	27,723

Liabilities
Trade and other payables
US Dollar	208	70.46	14,687	11,272
Euros	3	87.36	305	51
Total Trade and other payables			14,992	11,323
Borrowings
US Dollar	1,308	70.46	92,189	79,458
Total Borrowings			92,189	79,458
Derivative financial instruments
US Dollar	4	70.46	288	96
Total Derivative financial instruments			288	96
Total Liabilities			107,469	90,877

(1)	Exchange rate as of June 30, of each year according to Banco Nación Argentina records.
(2)	Considering foreign currencies those that differ from each Group’s functional currency at each year-end.
(3)	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 15).